Summary of significant accounting policies - Consolidated Trusts (Details)	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2016 CNY (¥)
Assets:
Cash and cash equivalents	$ 144,500,022			¥ 671,360,926	¥ 1,005,980,251		¥ 1,069,361,250
Restricted cash	73,877,902			12,614,745	514,323,181		208,345,389
Accounts receivable and contract assets, net	110,769,377				771,154,249		1,379,293,243
Loans held for sale	41,591,688				289,553,016		632,716,508
Loans at fair value	399,657,112				2,782,332,885		33,417,119
Prepaid expenses and other current assets	176,128,276				1,226,169,830		115,192,835
Deferred tax assets, net	71,464,085				497,518,672		346,647,582
Long-term investments	41,963,622				292,142,341		287,222,720
Property and equipment, net	2,892,779				20,138,951		23,214,797
Intangible assets, net	5,045,635				35,126,704		28,400,406
Financial guarantee derivative	103,416,108				719,962,262		358,249,913
Loan receivable from Xiaoying Housing Loans, net	41,591,688				289,553,016
Other non-current assets	9,878,440				68,771,724		6,806,456
TOTAL ASSETS	1,189,438,432				8,280,632,478		4,636,969,497
Liabilities:
Payable to investors at fair value of the Consolidated Trusts	431,835,082				3,006,349,475
Accrued interest payable	5,744,908				39,994,898
Guarantee liabilities	2,510,170			545,169,033	17,475,303	$ 3,001,839	20,898,201	¥ 100,661,452
Accrued payroll and welfare	9,142,532				63,648,476		93,463,926
Other tax payable	8,343,500				58,085,777		134,129,068
Income tax payable	48,980,931				340,995,447		312,238,213
Deposit payable to channel cooperators	15,645,876				108,923,460		134,042,199
Accrued expenses and other liabilities	39,420,765				274,439,480		178,701,474
Short-term bank borrowings							198,000,000
Other non-current liabilities	6,076,005				42,299,924
Deferred tax liabilities	188,093				1,309,468		47,427,564
TOTAL LIABILITIES	562,142,954				3,913,526,810		1,118,900,645
Net revenue	443,570,627	¥ 3,088,049,995	¥ 3,540,600,044	1,786,935,193
Net income	111,246,516	774,475,992	883,056,836	339,494,652
Net cash provided by (used in) operating activities	86,266,016	600,566,742	5,354,151	(615,327,191)
Net cash provided by (used in) investing activities	(442,382,861)	(3,079,780,993)	412,870,517	(10,809,388)
Net cash provided by (used in) financing activities	389,437,812	2,711,188,159	181,789,413	830,154,156
Consolidated Trusts
Assets:
Restricted cash	64,635,405				449,978,760		4,861,491
Loans at fair value	399,657,112				2,782,332,885		33,417,119
Prepaid expenses and other current assets	5,325,345				37,073,985		296,080
TOTAL ASSETS	469,617,862				3,269,385,630		38,574,690
Liabilities:
Payable to investors at fair value of the Consolidated Trusts	431,835,082				3,006,349,475
Accrued interest payable	5,744,907				39,994,897
Other tax payable	378,712				2,636,517		284,564
Accrued expenses and other liabilities	1,821,737				12,682,569
TOTAL LIABILITIES	439,780,438				3,061,663,458		284,564
Net revenue	48,926,131	340,613,941	61,475,364	117,684,121
Net income	32,613,886	227,051,351	41,986,452	43,583,819
Net cash provided by (used in) operating activities	17,742,685	123,521,027	12,547,230	26,997,889
Net cash provided by (used in) investing activities	(385,640,672)	(2,684,753,233)	676,499,516	48,332,936
Net cash provided by (used in) financing activities	431,835,082	3,006,349,475	(696,800,000)	(63,200,000)
Consolidated Trusts | One of the subsidiaries
Assets:
Loans at fair value	13,358,614				93,000,000		50,000,000
VIEs and Consolidated Trusts
Assets:
Cash and cash equivalents	48,337,033				336,512,754		236,432,366
Restricted cash	64,635,405				449,978,760		5,880,989
Accounts receivable and contract assets, net	67,027,264				466,630,408		1,266,169,464
Loans at fair value	399,657,112				2,782,332,885		33,417,119
Prepaid expenses and other current assets	61,635,372				429,093,130		60,501,113
Deferred tax assets, net	60,447,410				420,822,781		173,287,013
Long-term investments	39,806,740				277,126,560		287,222,720
Property and equipment, net	2,067,998				14,396,986		21,333,636
Intangible assets, net	874,938				6,091,145		1,628,117
Financial guarantee derivative	103,416,108				719,962,262		358,249,913
Loan receivable from Xiaoying Housing Loans, net	12,860,994				89,535,665		128,101,279
Other non-current assets	6,344,495				44,169,105		6,345,345
TOTAL ASSETS	867,110,869				6,036,652,441		2,578,569,074
Liabilities:
Payable to investors at fair value of the Consolidated Trusts	431,835,082				3,006,349,475
Guarantee liabilities	1,600,290				11,140,899		19,297,718
Accrued payroll and welfare	3,257,490				22,677,991		23,329,971
Other tax payable	4,987,998				34,725,447		95,184,938
Income tax payable	32,613,311				227,047,349		93,611,597
Accrued expenses and other liabilities	14,863,928				103,479,695		117,547,625
Short-term bank borrowings							198,000,000
Other non-current liabilities	3,832,828				26,683,382
Deferred tax liabilities	98,855				688,209		47,145,390
TOTAL LIABILITIES	493,089,782				¥ 3,432,792,447		¥ 594,117,239
Net revenue	380,734,064	2,650,594,409	2,168,665,965	1,474,934,261
Net income	(2,098,484)	(14,609,225)	408,242,461	325,182,393
Net cash provided by (used in) operating activities	63,561,429	442,501,953	(243,451,042)	(592,979,915)
Net cash provided by (used in) investing activities	(388,789,289)	(2,706,673,269)	451,499,516	(10,809,388)
Net cash provided by (used in) financing activities	$ 403,394,162	¥ 2,808,349,475	¥ (498,800,000)	¥ 830,154,156
Percentage of consolidated revenues	86.00%	86.00%	61.00%	83.00%
Percentage of consolidated total assets	73.00%	73.00%	56.00%
Percentage of consolidated total liabilities	88.00%	88.00%	53.00%